Prepayments, Other Receivables and Other Assets - Schedule of Prepayments, Other Receivables and Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Prepayments Other Receivables And Other Assets Abstract
Prepayments	$ 2,337	$ 1,912
VAT deductible tax	135	100
Deposits and other receivables	224	246
Total	2,696	2,258
Deposits and other receivables
Prepaid expenses	282	327
Total	282	327
Total	$ 2,978	$ 2,585